UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09147
Investment Company Act File Number
Eaton Vance Massachusetts Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
November 30
Date of Fiscal Year End
August 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Massachusetts Municipal Income Trust	as of August 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 159.4%

Principal
Amount
(000’s omitted)	Security	Value
Education — 43.7%
$2,290	Massachusetts Development Finance Agency, (Boston University), 5.45%, 5/15/59	$2,540,068
600	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	614,160
1,240	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,345,102
1,500	Massachusetts Development Finance Agency, (Mount Holyoke College), 5.00%, 7/1/36	1,598,385
1,000	Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	1,006,950
1,500	Massachusetts Development Finance Agency, (Wheeler School), 6.50%, 12/1/29	1,504,500
1,500	Massachusetts Health and Educational Facilities Authority, (Berklee College of Music), 5.00%, 10/1/32	1,552,365
1,840	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	2,272,639
1,500	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	1,641,510
415	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.00%, 7/1/38	452,919
1,350	Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	1,416,461
1,750	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,949,745

		$17,894,804

Electric Utilities — 6.9%
$1,000	Massachusetts Development Finance Agency, (Devens Electric System), 6.00%, 12/1/30	$1,024,660
1,870	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	1,809,823

		$2,834,483

Escrowed/Prerefunded — 1.1%
$400	Massachusetts Development Finance Agency, (Western New England College), Prefunded to 12/1/12, 6.125%, 12/1/32	$453,464

		$453,464

General Obligations — 2.0%
$750	Newton, 5.00%, 4/1/36	$829,545

		$829,545

Hospital — 22.5%
$1,000	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	$1,079,620
400	Massachusetts Health and Educational Facilities Authority, (Berkshire Health System), 6.25%, 10/1/31	407,412
500	Massachusetts Health and Educational Facilities Authority, (Children’s Hospital), 5.25%, 12/1/39	534,720
1,135	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	1,187,607
885	Massachusetts Health and Educational Facilities Authority, (Healthcare System-Covenant Health), 6.00%, 7/1/31	905,877
755	Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	760,036
2,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	2,061,700
675	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	678,260
1,255	Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/39	1,277,339
300	Massachusetts Health and Educational Facilities Authority, (Winchester Hospital), 5.25%, 7/1/38(2)	301,350

		$9,193,921

Housing — 13.8%
$2,100	Massachusetts Housing Finance Agency, (AMT), 4.75%, 12/1/48	$1,977,402
1,000	Massachusetts Housing Finance Agency, (AMT), 4.85%, 6/1/40	978,500

Principal
Amount
(000’s omitted)	Security	Value
$650	Massachusetts Housing Finance Agency, (AMT), 5.00%, 12/1/28	$658,723
2,000	Massachusetts Housing Finance Agency, (AMT), 5.10%, 12/1/37	2,018,300

		$5,632,925

Industrial Development Revenue — 1.7%
$695	Massachusetts Industrial Finance Agency, (American Hingham Water Co.), (AMT), 6.60%, 12/1/15	$696,293

		$696,293

Insured-Education — 10.9%
$1,000	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$1,188,970
1,365	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	1,634,369
1,600	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,634,896

		$4,458,235

Insured-Electric Utilities — 1.6%
$570	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$637,807

		$637,807

Insured-General Obligations — 3.1%
$1,000	Massachusetts, (AMBAC), 5.50%, 8/1/30(3)	$1,277,550

		$1,277,550

Insured-Hospital — 2.1%
$400	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$423,104
220	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/31	228,455
190	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.125%, 11/15/35	196,899

		$848,458

Insured-Other Revenue — 3.5%
$1,225	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$1,438,125

		$1,438,125

Insured-Special Tax Revenue — 13.7%
$1,450	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,487,541
1,000	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	1,205,910
1,340	Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,435,341
7,595	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	523,523
2,525	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	347,920
3,005	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	385,692
1,905	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	227,590

		$5,613,517

Insured-Student Loan — 6.0%
$485	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$525,827
1,985	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	1,934,224

		$2,460,051

Insured-Transportation — 3.6%
$385	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/32	$392,223
1,070	Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/38	1,080,721

		$1,472,944

Nursing Home — 1.3%
$550	Massachusetts Health and Educational Facilities Authority, (Christopher House), 6.875%, 1/1/29	$550,930

		$550,930

Principal
Amount
(000’s omitted)	Security	Value
Other Revenue — 1.4%
$500	Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$565,205

		$565,205

Senior Living/Life Care — 5.6%
$250	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$229,910
1,500	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.625%, 7/1/29	1,476,780
125	Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	129,501
140	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	113,756
475	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	354,312

		$2,304,259

Special Tax Revenue — 6.8%
$1,665	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/31	$636,230
5,195	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/34	1,695,232
75	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	76,036
335	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	379,665

		$2,787,163

Transportation — 5.7%
$1,500	Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,587,030
670	Massachusetts Port Authority, 5.00%, 7/1/34	730,541

		$2,317,571

Water and Sewer — 2.4%
$1,000	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$981,810

		$981,810

Total Tax-Exempt Investments — 159.4% (identified cost $62,496,064)		$65,249,060

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (49.0)%		$(20,050,219)

Other Assets, Less Liabilities — (10.4)%		$(4,277,136)

Net Assets Applicable to Common Shares — 100.0%		$40,921,705

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2010, 27.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.1% to 14.9% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		When-issued security.

(3)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

A summary of financial instruments outstanding at August 31, 2010 is as follows:

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation
JPMorgan Chase Co.	$787,500	4.046%	3-month USD- LIBOR-BBA	September 17, 2010 / September 17, 2040	$(140,157)
Merrill Lynch Capital Services, Inc.	1,250,000	3.374	3-month USD- LIBOR-BBA	November 24, 2010 / November 24, 2040	(48,383)

					$(188,540)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2010, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust may enter into interest rate swap contracts.

At August 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $188,540.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,561,915

Gross unrealized appreciation	$3,671,338
Gross unrealized depreciation	(869,193)

Net unrealized appreciation	$2,802,145

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2010, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$65,249,060	$—	$65,249,060

Total Investments	$—	$65,249,060	$—	$65,249,060

Liability Description

Interest Rate Swaps	$—	$(188,540)	$—	$(188,540)

Total	$—	$(188,540)	$—	$(188,540)

The Trust held no investments or other financial instruments as of November 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Massachusetts Municipal Income Trust

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	October 25, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	October 25, 2010

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	October 25, 2010